Segment Reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment Reporting
3	SEGMENT REPORTING
For the years ended December 31, 2021, 2022 and 2023, the Group had three operating segments, including central laboratory business, in-hospital
business and pharma research and development services. The operating segments also represented the reporting segments. The Group’s CODM assesses the performance of the operating segments based on the measures of revenues, cost of revenue and gross profit by central laboratory business, in-hospital
business and pharma research and development services. Other than the information provided below, the CODM does not use any other measures by segments.
Summarized information by segments for the years ended December 31, 2021, 2022 and 2023 is as follows:

	For the year ended December 31, 2021
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	319,353	(281)	23,393	342,465
Revenues from sales of products	—	165,397	—	165,397

Total revenues	319,353	165,116	23,393	507,862

Cost of revenues:	(81,088)	(50,315)	(12,313)	(143,716)

Gross profit	238,265	114,801	11,080	364,146

	For the year ended December 31, 2022
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	314,770	3,606	73,172	391,548
Revenues from sales of products	—	171,690	—	171,690

Total revenues	314,770	175,296	73,172	563,238

Cost of revenues:	(82,123)	(63,296)	(37,780)	(183,199)

Gross profit	232,647	112,000	35,392	380,039

	For the year ended December 31, 2023
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB	US$
Revenues:
Revenues from services	232,812	(3,704)	115,922	345,030	48,596
Revenues from sales of products	—	192,405	—	192,405	27,100

Total revenues	232,812	188,701	115,922	537,435	75,696

Cost of revenues:	(49,473)	(72,570)	(52,165)	(174,208)	(24,537)

Gross profit	183,339	116,131	63,757	363,227	51,159

Geographic information
The analysis of the total long-lived assets excluding equity method investment, convertible note receivable
and intangible assets by country was as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
PRC	286,797	127,866	18,010
United States	34,127	21,418	3,017

	320,924	149,284	21,027

Total revenues by geographic area are presented as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
PRC	504,052	553,304	534,928	75,343
United States	3,810	9,934	2,507	353

	507,862	563,238	537,435	75,696